SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
2025	$ 1,022,140	$ 1,273,874
2026	1,345,203	1,257,726
2027	1,329,535	1,240,392
2028	1,225,326	1,225,327
2029	1,203,001	1,203,001
thereafter	684,779	684,779
Total lease payments	6,809,984	6,885,099
Less: Interest	(2,786,499)	(2,943,539)
Total Lease Liabilities	$ 4,023,485	$ 3,941,560	$ 4,376,630